Income Taxes	6 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income Taxes
Note 7. Income Taxes
A reconciliation between income tax benefit and the product of accounting loss before income tax multiplied by the Group’s applicable income tax rate is as follows:

	For the six months ended December 31,
	2021	2020
		(Restated)
	US$	US$
Accounting loss before tax	(40,629,360)	(28,277,254)
At parent entity statutory tax rate of 30% (2020: 27.5%)	12,188,808	7,776,245
R&D tax incentive on eligible expenses	2,916,601	2,546,983
Non-deductible R&D expenditure	(2,011,449)	(1,635,517)
Other non-deductible expense	(732,966)	(447,983)
Amount of temporary differences and carried forward tax losses not recognized	(9,444,393)	(5,692,745)

	2,916,601	2,546,983